Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Deferred Tax Assets And Liabilities Abstract
State taxes - prior year	$ 4	$ 4
Intangible assets	5,692	4,785
Fixed assets	19	2
Allowance for credit losses	453	1,064
Capitalization of research and development under Sec 174	2,357	2,012
Inventory reserve	29	24
Impairment loss on investment	315	0
Goodwill	755	0
Stock compensation (RSA)	34	111
Lease liability	899	962
Section 163(j) limitation	685	0
Accrued expenses	257	73
Other	0	70
Net operating loss carryover	31,140	26,689
Total deferred tax assets	42,639	35,796
Goodwill	0	(161)
Intangible assets	0	(13)
Right of use assets	(844)	(987)
Other	(87)
Total deferred tax liabilities	(931)	(1,161)
Net deferred tax assets, non-current prior to valuation allowance	41,708	34,635
Valuation allowance	(41,795)	(34,579)
Total net deferred taxes	$ (87)	$ 56